Note 15 - Earnings Per Share (EPS) (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividends, Preferred Stock, Total	$ 30,503	$ 21,063	$ 21,063